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                                  ASTON FUNDS

Explanatory Note:  The form 497J filed on April 2, 2007 (Accession Number:
0000950137-07-005026) was filed erroneously under the incorrect Series and Class identifiers. Please disregard the form 497J (Accession Number:
0000950137-07-005026).


                                  ASTON FUNDS
                            120 North LaSalle Street
                            Chicago, Illinois 60602


April 4, 2007